Stockholders' Equity (Details) - shares shares in Thousands	Apr. 02, 2016	Mar. 28, 2015
Common stock reserved for future issuance
Outstanding stock options under formal directors’ and employees’ stock option plans	6,134	7,764
Possible future issuance under Company stock incentive plans	8,181
Employee stock purchase plan	5,814
Restricted stock-based units granted	2,095	2,202
Total shares reserved	22,224